Income Taxes - Summary of deferred tax assets and deferred tax liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Capital leases	$ 55.1	$ 27.8
Other accruals	14.1	15.6
Deferred rent	3.6	4.8
Acquisition and other related costs	4.9	6.2
Net operating loss carryforward	91.6	73.8
Interest expense carryforward	44.9	35.4
Asset retirement obligations	1.7	1.6
Allowance for doubtful accounts	1.2	2.0
Impairment of Promissory Notes	0.0	9.1
Other	4.8	0.0
Valuation allowance	(53.7)	(37.3)
Total deferred tax assets	168.2	139.0
Less deferred tax liabilities:
Intangibles	(165.7)	(177.0)
Property, plant and equipment	(23.4)	(35.9)
Contract asset	(2.4)	(2.0)
Other	(5.6)	(1.3)
Total deferred tax liability	(197.1)	(216.2)
Deferred tax liability, net	$ (28.9)	$ (77.2)